                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                Ellsworth Convertible Growth and Income Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


        Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2003

Date of reporting period:  September 30, 2003


Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 26, 2003 to provide the exact form of certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and to comply with the new exhibit requirements of Item 10 of Form N-CSR. This Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way other than as required to reflect the amendment described above.

ITEM 1. REPORTS TO STOCKHOLDERS.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                              ELLSWORTH CONVERTIBLE
                             GROWTH AND INCOME FUND

                                      [LOGO]

                               2003 Annual Report
                               September 30, 2003

                               2003 Annual Report
                               September 30, 2003

Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                                   Highlights

Performance through September 30, 2003 with dividends reinvested

                                                                9 Months    1 Year     5 Years    10 Years
                                                                --------    ------     -------    --------
Ellsworth market value (a)                                      11.00%     10.81%     50.20%     175.13%
Ellsworth net asset value (b)                                   10.92      14.02      33.88      133.72
Closed-end convertible fund average (b)                         20.29      27.36      42.09      103.80
S&P 500 (a)                                                     14.72      24.40       5.09      160.42
Russell 2000 (a)                                                28.60      36.54      44.01       92.80(c)
Lehman Aggregate Bond Total Return Index (b)                     3.78       5.41      37.83       95.26

Performance data represent past results and do not reflect future performance.
(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis, dated September 30, 2003.
(c) Simple appreciation of index.

--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

                                Net Asset Values                      Market Prices (AMEX, symbol ECF)
Qtr. Ended            High            Low            Close           High            Low           Close
----------            ----            ---            -----           ----            ---           -----
Dec. 02              $8.06           $7.51          $7.94           $7.90          $6.95          $7.45
Mar. 03               8.16            7.69           7.90            7.96           7.41           7.52
Jun. 03               8.71            7.95           8.58            8.42           7.52           8.31
Sep. 03               8.71            8.35           8.58            8.51           7.97           8.05

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

 Record         Payment                       Capital      * Corporate
  Date           Date           Income         Gains        Deduction
  ----           ----           ------         -----        ---------
10/25/02      11/27/02         $0.086           --             20%
 2/13/03       2/27/03          0.075           --              4
 5/15/03       5/29/03          0.070           --              4
 8/14/03       8/28/03          0.070           --              4
                               ------
                               $0.301

* Percentage of each ordinary income distribution qualifying for the corporate dividend received tax deduction.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

To Our Shareholders

     The economy is finally taking off. Most of the negative effects of the bursting of the Internet bubble in 2000 have washed through the financial markets and the economy. While we do not expect the kind of Gross Domestic Product (GDP) growth (7.2%) reported in the third quarter to continue, we do see GDP growth near 4% for 2004. Sustained growth at 4% would expand job creation and increase corporate profits. It also should help the equity markets, but may cause the bond market to falter as interest rates would be unlikely to drop and could rise.

     The Fund's strategy since 1986 has been to be an equity investment that uses convertible securities to reduce risk and volatility. This strategy tends to outperform in bear markets and lag in bull markets. The Fund's overall performance for long cycles was rewarded by winning the 2002 Lipper Performance Achievement Certificates for five and ten years within its category of closed-end convertible funds through December 2002. The category of closed-end convertible funds followed by Lipper, Inc. is made up of ten funds (eight for five years and seven for ten years). For the calendar year 2003 through October 31, 2003, the Fund's performance has lagged its peers as we may have moved into a new bull market.

     The open-end mutual fund industry has been caught up in a financial scandal involving market timing and late trading, which may adversely affect long-term investors in the funds implicated in the scandal. The publicly-traded closed-end fund format prevents the kind of trading activity at the center of the scandal from affecting the assets or diluting the interests of the shareholders in closed-end funds. Readers should note this is another positive attribute of the closed-end fund structure.

     The Fund's website (www.ellsworthfund.com) contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-end funds.* Based upon data through October 31, 2003, Morningstar** has rated the Fund's performance at four stars (above average) overall as measured on the "Quicktake Report" on their website. In addition, shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.

     At its October meeting the Board of Directors declared a dividend of 10.5 cents per share. The dividend consists of undistributed net investment income. This dividend will be payable on November 26, 2003 to shareholders of record on October 30, 2003.

     The 2004 annual meeting of shareholders will be held in Bonita Springs, Florida on February 14, 2004. Time and location will be included in the Proxy Statement, scheduled to be mailed to shareholders on December 29, 2003. All shareholders are welcome to attend and we hope to see you there.

/s/ Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board

November 13, 2003

* The Closed-End Fund Association is solely responsible for the content of its website.
** Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds. It is solely responsible for the content of its website.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Largest Investment Holdings by underlying common stock

                                                                                             Value         % Total
                                                                                           (Note 1)      Net Assets
                                                                                           --------      ----------

Washington Mutual, Inc.................................................................. $  2,401,875         2.7%
   A financial services company that provides a diversified line of products and services to consumers and small to mid-sized businesses.

Reinsurance Group of America, Inc.......................................................     2,360,000        2.6
   Through its subsidiaries, provides life insurance and reinsurance of asset-intensive products and financial reinsurance in the United States,
   Canada and various international markets.

Church & Dwight Co., Inc................................................................     2,132,240        2.4
   Produces sodium bicarbonate and sodium bicarbonate-based products.  The Company sells its products primarily under the Arm & Hammer trademark, to consumers and to industrial customers and distributors.

Ivax Corp...............................................................................     2,011,875        2.2
   Researches, develops, manufactures and markets branded and generic pharmaceuticals in the United States and international markets. The Company also specializes in veterinary products and nutraceuticals.

Lucent Technologies, Inc................................................................     1,898,940        2.1
   Designs, builds and delivers a wide range of public and private networks, communications systems and software, and data networking systems.  The Company also designs, builds and delivers business telephone systems and microelectronic components.

Travelers Property Casualty Corp........................................................     1,835,200        2.0
   Provides a broad range of insurance products and services for the commercial and consumer markets.

School Specialty, Inc...................................................................     1,834,371        2.0
   Distributes non-textbook educational supplies and furniture for grades pre-kindergarten through 12.

New York Community Bancorp, Inc.........................................................     1,618,600        1.8
   A holding company for New York Community Bank, a thrift, that operates through divisional banks in New York and New Jersey.

ChevronTexaco Corp......................................................................     1,537,500        1.7
   Operates worldwide in oil and gas exploration, production, refining and marketing, and chemical manufacturing.
   (convertible from Devon Energy Corp. 4.90% and 4.95%, due 2008)

The Interpublic Group of Companies, Inc. ...............................................     1,496,719        1.7
                                                                                             ---------        ---
   An organization of advertising agencies and marketing service companies that operates globally in the sectors of advertising, independent media buying, direct marketing, marketing research and public relations.

Total                                                                                      $19,127,320        21.2%
                                                                                           ===========        =====

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Major Industry Exposure

                                             % Total
                                            Net Assets
                                            ----------
Financial & Insurance......................    10.9%
Pharmaceuticals............................     9.8
Banking/Savings & Loan.....................     9.7
Retail.....................................     9.4
Telecommunications.........................     7.7
Health Care................................     7.1
Energy.....................................     6.9
Technology.................................     6.8
Aerospace & Defense........................     5.3
Entertainment..............................     4.6
                                               -----
Total......................................    78.2%
                                               =====

Major Portfolio Changes by underlying common stock

Six months ended September 30, 2003

ADDITIONS                                                  REDUCTIONS

Church & Dwight Co., Inc.                                  Analog Devices, Inc.

Comverse Technology, Inc.                                  Anixter International, Inc.

Doral Financial Corp.                                      General Mills, Inc.

General Motors Corp.                                       Medtronic, Inc.

Level 3 Communications, Inc.                               Offshore Logistics, Inc.

Omnicare, Inc.                                             Oneok, Inc.
  (exchangeable from Omnicare Capital Trust I)
                                                           Provident Financial Group, Inc.

School Specialty, Inc.                                     Prudential Financial, Inc.
                                                             (exchangeable from Prudential Financial Capital Trust I)
STMicroelectronics, N.V.

Teva Pharmaceuticals Industries Ltd.                       STMicroelectronics, N.V.
  (exchangeable from Teva Pharm. Finance B.V.)
                                                           UTStarcom, Inc.

UTStarcom, Inc.                                            WPP Group plc

Vishay Intertechnology, Inc.                               Xerox Corp.

The Williams Companies, Inc.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Portfolio of Investments September 30, 2003

  Principal
   Amount                                                                                     Identified      Value
  or Shares                                                                                      Cost       (Note 1)
  ---------                                                                                      ----       --------
                    ADVERTISING -- 3.8%
   $1,550,000       The Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. notes (NR).......... $ 1,478,068  $ 1,496,719
    1,000,000       Lamar Advertising Company 2.875% 2010 cv. sub. notes (B2)................     980,625      908,125
    1,000,000       Omnicom Group, Inc. 0% 2033 zero yield cv. notes 144A * (Baa1)...........   1,000,056      983,750
                                                                                                ---------      -------
                                                                                                3,458,749    3,388,594
                                                                                                ---------      -------

                    AEROSPACE & DEFENSE -- 5.3%
    1,500,000       The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked
                      notes * (Aa3) (exch. for General Dynamics Corp. common stock)..........   1,629,062    1,394,355
      750,000       L-3 Communications Holdings, Inc. 5.25% 2009 cv. sr. sub. notes
                      144A (Ba3).............................................................     750,000      841,875
       15,000  shs  Northrop Grumman Corp. 7.25% equity units *,** (NR)......................   1,603,732    1,467,000
       20,000  shs  RC Trust I 8.25% equity security units *,** (BB)
                      (exch. for Raytheon Co. class B common stock)..........................   1,011,831    1,059,000
                                                                                                ---------    ---------
                                                                                                4,994,625    4,762,230
                                                                                                ---------      -------

                    AUTOMOTIVE -- 2.5%
       40,000  shs  General Motors Corp. 6.25% series C cv. sr. deb. (Baa1)..................   1,000,000    1,078,000
    2,500,000       Lear Corp. 0% 2022 cv. sr. notes 144A (Ba1)..............................   1,053,040    1,210,938
                                                                                                ---------    ---------
                                                                                                2,053,040    2,288,938
                                                                                                ---------      -------

                    BANKING/SAVINGS & LOAN -- 9.7%
       15,000  shs  Commerce Capital Trust II 5.95% cv. trust pfd. 144A (Baa1)
                      (exch. for Commerce Bancorp, Inc. common stock)........................     750,000      857,813
        5,000  shs  Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                      (exch. for Commerce Bancorp, Inc. common stock)........................     268,438      285,938
        4,000  shs  Doral Financial Corp. 4.75% perpetual cumulative cv. pfd. 144A (BBB-)....   1,000,000    1,009,000
       40,000  shs  National Australia Bank Ltd. 7.875% exch. capital units (NR).............   1,038,700    1,440,000
       25,000  shs  New York Community Bancorp, Inc. 6% BONUSES units (Ba1)..................   1,246,606    1,618,600
        5,000  shs  State Street Corp. 6.75% treasury backed ACES ** (NR)....................   1,022,600    1,112,935
       35,000  shs  Washington Mutual Capital Trust PIERS units 144A (Baa1)
                      (exch. for Washington Mutual, Inc. common stock).......................   1,773,125    1,868,125
       10,000  shs  Washington Mutual Capital Trust PIERS units (Baa1)
                      (exch. for Washington Mutual, Inc. common stock).......................     520,313      533,750
                                                                                                ---------      -------
                                                                                                7,619,782    8,726,161
                                                                                                ---------      -------

                    CONSUMER GOODS -- 3.0%
    2,000,000       Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. 144A (B1)..............   2,000,000    2,132,240
       20,000  shs  Constellation Brands, Inc. dep. shs. representing 5.75% series A
                      mandatory cv. pfd. ** (Ba2)............................................     511,250      578,400
                                                                                                ---------      -------
                                                                                                2,511,250    2,710,640
                                                                                                ---------      -------

                    DATA-PROCESSING SERVICES -- 2.3%
      965,000       The BISYS Group, Inc. 4% 2006 cv. sub. notes 144A (NR)...................     959,375      936,050
      285,000       The BISYS Group, Inc. 4% 2006 cv. sub. notes (NR)........................     274,500      276,450
      875,000       Pegasus Solutions, Inc. 3.875% 2023 cv. sr. notes 144A (NR)..............     880,781      878,281
                                                                                                ---------      -------
                                                                                                2,114,656    2,090,781
                                                                                                ---------      -------

                    ENERGY -- 6.9%
       12,500  shs  Chesapeake Energy Corp. 6% cum. cv. pfd. 144A (B3).......................     780,869      784,238
      500,000       Devon Energy Corp. 4.90% 2008 cv. sub. deb. * (Baa2)
                      (conv. into ChevronTexaco Corp. common stock)..........................     549,953      512,500
    1,000,000       Devon Energy Corp. 4.95% 2008 cv. sub. deb. * (Baa2)
                      (conv. into ChevronTexaco Corp. common stock)..........................   1,123,715    1,025,000

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

  Principal
   Amount                                                                                     Identified      Value
  or Shares                                                                                      Cost       (Note 1)
  ---------                                                                                      ----       --------
                    ENERGY -- continued
   $1,300,000       Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa3)......................... $ 1,363,688  $ 1,362,010
       30,000  shs  Kerr-McGee Corp. 5.50% 2004 DECS ** (Baa3)
                      (exch. for Devon Energy Corp. common stock)............................     995,625    1,297,200
       20,000  shs  The Williams Cos., Inc. 5.50% 2033 jr. sub. cv. deb. 144A (B-)...........   1,015,000    1,205,000
                                                                                                ---------    ---------
                                                                                                5,828,850    6,185,948
                                                                                                ---------    ---------

                    ENTERTAINMENT -- 4.6%
      500,000       Alloy, Inc. 5.375% 2023 cv. sr. deb. (NR)................................     511,875      497,500
       22,500  shs  Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1)...........     919,590      975,938
    2,500,000       News America, Inc. 0% 2021 LYONs 144A (Baa3)
                      (exch. for ADSs representing The News Corp. Limited common stock)......   1,370,613    1,376,125
        1,250  shs  Radio One, Inc. 6.50% HIGH TIDES (B3)....................................   1,280,844    1,257,342
                                                                                                ---------    ---------
                                                                                                4,082,922    4,106,905
                                                                                                ---------    ---------

                    FINANCIAL & INSURANCE -- 10.9%
       27,800  shs  Capital One Financial Corp. 6.25% Upper DECS *,** (Baa3).................   1,421,319    1,262,676
       34,000  shs  The Chubb Corp. 7% equity units *,** (A1)................................     874,888      943,500
       40,000  shs  Platinum Underwriters Holdings, Ltd. 7% eq. sec. units *,** (NR).........   1,120,250    1,179,600
       40,000  shs  Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)....................   2,000,000    2,360,000
    1,000,000       Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds
                      144A (Aa1) (conv. into Swiss Reinsurance Company common stock).........   1,007,875      948,750
       80,000  shs  Travelers Property Casualty Corp. 4.50% 2032 cv. jr. sub. notes (A3).....   1,965,055    1,835,200
    1,500,000       XL Capital, Ltd. 0% 2021 cv. deb. 144A * (A1)............................   1,077,859      955,905
      500,000       XL Capital, Ltd. 0% 2021 cv. deb. * (A1).................................     365,930      318,635
                                                                                                ---------    ---------
                                                                                                9,833,176    9,804,266
                                                                                                ---------    ---------

                    HEALTH CARE -- 7.1%
      750,000       AmerisourceBergen Corp. 5% 2007 cv. sub. notes 144A (B1).................     778,048      890,100
    1,000,000       Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)............     988,600    1,001,250
      500,000       Health Management Associates, Inc. 1.50% 2023 cv. sr. notes * (BBB+).....     498,401      529,375
      500,000       LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes 144A (B3)............     500,000      476,875
      500,000       LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes (B3).................     490,000      476,875
       19,000  shs  Omnicare Capital Trust I 4% PIERS * (Ba3)
                      (exch. for Omnicare, Inc. common stock)................................   1,009,466    1,068,750
      500,000       Province Healthcare Company 4.25% 2008 cv. sub. notes 144A (B3)..........     457,500      461,250
      500,000       Province Healthcare Company 4.25% 2008 cv. sub. notes (B3)...............     450,000      461,250
      600,000       Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes 144A (B1)........     585,938      597,000
      400,000       Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes (B1).............     400,000      398,000
                                                                                                ---------    ---------
                                                                                                6,157,953    6,360,725
                                                                                                ---------    ---------

                    OFFICE EQUIPMENT -- 1.6%
    1,500,000       IOS Capital, LLC 5% 2007 cv. sub. notes 144A (Ba2)
                      (exch. for IKON Office Solutions, Inc. common stock)...................   1,498,125    1,395,000
                                                                                                ---------    ---------

                    PAPER & PAPER PRODUCTS -- 1.4%
       25,000  shs  Temple-Inland, Inc. 7.50% Upper DECS *,** (Baa3).........................   1,237,808    1,221,250
                                                                                                ---------    ---------

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

  Principal
   Amount                                                                                     Identified      Value
  or Shares                                                                                      Cost       (Note 1)
  ---------                                                                                      ----       --------
                    PHARMACEUTICALS -- 9.8%
   $1,000,000       Amgen, Inc. 0% 2032 LYONS * (A2).........................................  $  783,866   $  769,410
       21,500  shs  Baxter International, Inc. 7% equity units *,** (A3).....................     962,396    1,134,125
      750,000       Cephalon, Inc. 2.50% 2006 cv. sub. notes 144A (B-).......................     739,375      709,688
      250,000       Cephalon, Inc. 2.50% 2006 cv. sub. notes (B-)............................     223,750      236,563
    1,000,000       Gilead Sciences, Inc. 2% 2007 cv. sr. notes 144A (NR)....................   1,119,388    1,335,000
      250,000       Guilford Pharmaceuticals, Inc. 5% 2008 cv. sub. notes 144A (NR)..........     250,000      298,278
      500,000       Ivax Corp. 4.50% 2008 cv. sr. sub. notes (NR)............................     495,000      485,625
    1,500,000       Ivax Corp. 5.50% 2007 cv. sr. sub. notes (NR)............................   1,493,125    1,526,250
       18,300  shs  Johnson & Johnson common stock...........................................   1,025,715      906,216
    1,000,000       Teva Pharmaceutical Finance B.V. 0.75% 2021 cv. sub. deb. (BBB-)
                      (exch. for Teva Pharmaceuticals Industries Ltd. ADRs)..................   1,208,750    1,375,000
                                                                                                ---------    ---------
                                                                                                8,301,365    8,776,155
                                                                                                ---------    ---------

                    RETAIL -- 9.4%
      500,000       Barnes & Noble, Inc. 5.25% 2009 cv. sub. notes (Ba3).....................     497,975      513,125
      500,000       Brinker International, Inc. 0% 2021 cv. sr. deb. (Baa2)..................     325,232      341,550
    1,250,000       Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes 144A (B2)................   1,285,431    1,165,625
      250,000       Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2).....................     197,813      233,125
    2,000,000       Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3).......................   1,707,094    1,452,280
      500,000       Dave & Buster's, Inc. 5% 2008 cv. sub. notes Reg. D
                      with warrants attached (NR)............................................     500,000      500,000
    1,225,000       Duane Reade, Inc. 2.148% 2022 cv. sr. notes 144A (Ba3)...................     730,061      633,172
      750,000       J.C. Penney, Inc. 5% 2008 cv. sub. notes (B1)............................     752,875      768,750
      550,000       School Specialty, Inc. 6% 2008 cv. sub. notes 144A (B+)..................     560,000      587,428
      250,000       School Specialty, Inc. 6% 2008 cv. sub. notes (B+).......................     258,100      267,013
    1,000,000       School Specialty, Inc. 3.75% 2023 cv. sub. notes * (B+)..................   1,009,005      979,930
       25,000  shs  Toys "R" Us, Inc. 6.25% equity securities units *,** (NR)................   1,090,599      982,500
                                                                                                ---------      -------
                                                                                                8,914,185    8,424,498
                                                                                                ---------    ---------

                    TECHNOLOGY -- 6.8%
      250,000       Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes
                      144A (Baa2)............................................................     251,563      298,550
    1,000,000       Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes (Baa2)......   1,184,125    1,194,200
      750,000       Hutchinson Technology, Inc. 2.25% 2010 cv. sub. notes 144A (NR)..........     816,683      967,458
      500,000       Kulicke & Soffa Industries, Inc. 4.75% 2006 cv. sub. notes (Caa2)........     481,875      442,500
    1,000,000       Mercury Interactive Corp. 4.75% 2007 cv. sub. notes (NR).................     991,250      989,000
    1,000,000       STMicroelectronics, N.V. 0% 2013 sr. cv. bonds 144A # (A-)...............   1,000,000    1,046,250
    1,000,000       Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes 144A (B2)........   1,166,952    1,187,370
                                                                                                ---------    ---------
                                                                                                5,892,448    6,125,328
                                                                                                ---------    ---------

                    TELECOMMUNICATIONS -- 7.7%
      550,000       Commonwealth Telephone Enterprises, Inc. 3.25% 2023
                     cv. notes * (NR)........................................................     572,664      562,375
      750,000       Comverse Technology, Inc. 0% 2023 ZYPS 144A # (BB-)......................     750,000      808,125
      250,000       Comverse Technology, Inc. 0% 2023 ZYPS # (BB-)...........................     285,000      269,375
       27,700       The Goldman Sachs Group, Inc. 7.30% mandatory exch. notes **
                      (Aa3) (exch. for Verizon Communications, Inc. common stock)............     999,970      904,488
    1,000,000       Level 3 Communications, Inc. 2.875% 2010 cv. sub. notes (Caa2)...........   1,000,000      993,630
    1,000,000       Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (Caa1)........   1,000,000      936,920
    1,000,000       Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (Caa1)........   1,000,000      962,020
      750,000       Tekelec, Inc. 2.25% 2008 cv. sub. discount notes 144A (NR)...............     756,719      825,938
       20,000  shs  UTStarcom, Inc. common stock.............................................     732,740      636,000
                                                                                                ---------    ---------
                                                                                                7,097,093    6,898,871
                                                                                                ---------    ---------

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

  Principal
   Amount                                                                                    Identified       Value
  or Shares                                                                                     Cost         (Note 1)
  ---------                                                                                     ----         --------
                    TRANSPORTATION -- 2.1%
   $  750,000       Continental Airlines, Inc. 4.50% 2007 cv. notes (Caa2)..................  $   750,000   $   613,950
      250,000       ExpressJet Holdings, Inc. 4.25% 2023 cv. notes (NR).....................      250,000       264,499
    1,000,000       United Parcel Service, Inc. 1.75% 2007 cash-settled
                      cv. sr. notes (Aaa)...................................................      980,000     1,001,250
                                                                                               ----------   -----------
                                                                                                1,980,000     1,879,699
                                                                                               ----------   -----------

                    UTILITIES -- 2.5%
       30,000  shs  American Electric Power Co., Inc. 9.25% equity units *,** (Baa3)........    1,488,361     1,336,500
       35,000  shs  DTE Energy Co. 8.75% equity security units *,** (BBB)...................      885,786       885,500
                                                                                               ----------   -----------
                                                                                                2,374,147     2,222,000
                                                                                               ----------   -----------

                    SHORT-TERM SECURITIES -- 0.0%
       11,000       U.S. Treasury notes 3.375% 4/30/04 + (Aaa)..............................       11,244        11,151

                    Total Convertible Bonds and Notes-- 58.2%...............................   52,397,298    52,283,405
                    Total Convertible Preferred Stocks-- 20.3%..............................   16,568,006    18,177,694
                    Total Mandatory Convertible Securities-- 17.1%..........................   15,226,415    15,364,674
                    Total Common Stocks-- 1.7%..............................................    1,758,455     1,542,216
                    Total Short-Term Securities-- 0.0%......................................       11,244        11,151
                                                                                               ----------   -----------
                    Total Investments-- 97.3%...............................................  $85,961,418    87,379,140
                                                                                              ===========   -----------

                    Other assets and liabilities, net-- 2.7%................................                  2,422,050
                                                                                                            -----------
                    Total Net Assets-- 100.0%...............................................                $89,801,190
                                                                                                            ===========

*  Contingent payment debt instrument which accrues contingent interest. See
   Note 1(b).
** Mandatory convertible. See Note 1(e).
#  Non-income producing security.
+  Collateral for a letter of credit.

ACES              Automatic Convertible Equity Securities.
ADR               American Depositary Receipts.
ADS               American Depositary Shares.
BONUSES           Bifurcated Option Note Unit Securities.
DECS              Debt Exchangeable for Common Stock.
HIGH TIDES        Remarketable Term Income Deferrable Equity Securities.
LYONs             Liquid Yield Option Notes.
PIERS             Preferred Income Equity Redeemable Securities.
ZYPS              Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc., have been obtained from sources believed reliable but have not been examined by PricewaterhouseCoopers LLP. NR is used whenever a rating is unavailable.

The cost of investments for federal income tax purposes is $85,961,418 resulting in gross unrealized appreciation and depreciation of $4,191,498 and $2,773,776, respectively, or net unrealized appreciation of $1,417,722 on a tax cost basis.

                 See accompanying notes to financial statements

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Statement of Assets and Liabilities

                                                                         September 30, 2003
                                                                         ------------------
Assets:
  Investments at value (cost $85,961,418) (Note 1).......................       $87,379,140
  Cash...................................................................         1,329,713
  Receivable for securities sold.........................................         2,259,190
  Dividends and interest receivable......................................           472,750
  Other assets...........................................................            74,968
                                                                                -----------
  Total assets...........................................................        91,515,761
                                                                                -----------

Liabilities:
  Payable for securities purchased.......................................         1,672,755
  Accrued management fee (Note 2)........................................             6,414
  Accrued expenses.......................................................            25,378
  Other liabilities......................................................            10,024
                                                                                -----------
  Total liabilities......................................................         1,714,571
                                                                                -----------

Net Assets...............................................................       $89,801,190
                                                                                ===========

Net assets consist of:
  Undistributed net investment income....................................       $ 1,001,377
  Accumulated net realized loss from investment transactions.............        (8,158,982)
  Unrealized appreciation on investments.................................         1,417,722
  Capital shares (Note 3)................................................           104,620
  Additional paid-in capital.............................................        95,436,453
                                                                                -----------

Net Assets...............................................................       $89,801,190
                                                                                ===========

Net asset value per share ($89,801,190 [divided by] 10,461,994
outstanding shares)......................................................       $      8.58
                                                                                ===========

Statement of Operations
For the Year Ended September 30, 2003

Investment Income (Note 1):
  Interest.....................................................   $ 2,518,052
  Dividends....................................................     1,898,327
                                                                  -----------
  Total Income.................................................     4,416,379
                                                                  -----------
Expenses (Note 2):
  Management fee...............................................       642,604
  Custodian....................................................        27,841
  Transfer agent...............................................        24,693
  Professional fees............................................        83,725
  Directors' fees..............................................       107,700
  Reports to shareholders......................................        41,408
  Treasurer's office...........................................        25,000
  Other........................................................        88,134
                                                                  -----------
    Total Expenses.............................................     1,041,105
                                                                  -----------
Net Investment Income..........................................     3,375,274
                                                                  -----------
Realized and Unrealized Loss on Investments:
  Net realized loss from investment transactions...............      (442,388)
  Net unrealized appreciation of investments...................     8,367,818
                                                                  -----------
  Net gain on investments......................................     7,925,430
                                                                  -----------
Net Increase in Net Assets Resulting from Operations...........   $11,300,704
                                                                  ===========

                 See accompanying notes to financial statements

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Statement of Changes in Net Assets
For the Years Ended September 30, 2003 and 2002

                                                                                 2003              2002
                                                                                 ----              ----
Change in net assets from operations:
  Net investment income..............................................         $ 3,375,274        $ 3,487,906
  Net realized loss from investment transactions.....................            (442,388)        (6,659,001)
  Net change in appreciation of investments..........................           8,367,818         (1,273,567)
                                                                              -----------        -----------
    Net change in net assets resulting from operations...............          11,300,704         (4,444,662)
                                                                              -----------        -----------

Dividends to shareholders from:
  Net investment income..............................................          (3,143,201)        (4,547,101)

Capital share transactions (Note 3)..................................             518,366          1,216,444
                                                                              -----------        -----------

Change in net assets.................................................           8,675,869         (7,775,319)

Net assets at beginning of year......................................          81,125,321         88,900,640
                                                                              -----------        -----------

Net assets at end of year (including undistributed net investment
income of $1,001,377 and $800,703, respectively).....................         $89,801,190        $81,125,321
                                                                              ===========        ===========

Financial Highlights

Selected data for a share of common stock outstanding:

                                                                      Years Ended September 30,
                                                  --------------------------------------------------------------
                                                    2003          2002         2001          2000          1999
                                                    ----          ----         ----          ----          ----
Operating Performance:
Net asset value, beginning of year..............  $  7.81       $  8.67      $ 11.82      $  11.23       $ 11.18
                                                  -------       -------      -------      --------       -------
Net investment income...........................      .32           .34          .47           .42           .33
Net realized and unrealized gain (loss).........      .75          (.76)       (1.88)         1.71          1.40
                                                  -------       -------      -------      --------       -------
  Total from investment operations..............     1.07          (.42)       (1.41)         2.13          1.73

Less Distributions:
Dividends from net investment income............     (.30)         (.44)        (.42)         (.35)         (.32)
Distributions from realized gains...............       --            --        (1.32)        (1.23)        (1.36)
                                                  -------       -------      -------      --------       -------
  Total distributions...........................     (.30)         (.44)       (1.74)        (1.58)        (1.68)
Capital share repurchases.......................       --            --           --           .04            --
                                                  -------       -------      -------      --------       -------
Net asset value, end of year....................  $  8.58       $  7.81      $  8.67      $  11.82       $ 11.23
                                                  =======       =======      =======      ========       =======
Market value, end of year.......................  $  8.05       $  7.55      $  8.35      $   9.88       $  9.38

Total Net Asset Value Return (%)(a).............     14.0          (5.2)       (13.3)         21.9          16.4
Total Investment Return  (%)(b).................     10.8          (4.5)         2.2          25.7          10.4

Ratios/Supplemental Data:
Net assets, end of year ($000's)................  $89,801       $81,125      $88,901      $109,180       $96,040
Ratio of expenses to average net assets (%).....      1.2           1.2          1.2           1.2           1.1
Ratio of net investment income to
  average net assets (%)........................      3.9           3.9          5.0           3.8           3.0
Portfolio turnover rate (%).....................       86            89           82            98            67

-------------
(a) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(b) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.

                 See accompanying notes to financial statements

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Notes to Financial Statements

1.  Significant Accounting Policies

Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation

Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 5 cents per share for the year ended September 30, 2003. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At September 30, 2003 there were unrealized losses of approximately 1 cent per share on contingent payment debt instruments.

(c)  Federal Income Taxes

It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

(d)  Dividends and Distributions to Shareholders

The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk

It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $15,364,674 at September 30, 2003, representing 17% of net assets.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

2.  Management Fee and Other Transactions with Affiliates

The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended September 30, 2003. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Capital Stock

At September 30, 2003 there were 10,461,994 shares of $.01 par value common stock outstanding, (20,000,000 shares authorized). During the years ended September 30, 2003 and 2002, 68,117 shares and 137,918 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $518,366 and $1,216,444 respectively.

A distribution of $.105 per share, derived from net investment income, was declared on October 20, 2003, payable November 26, 2003 to shareholders of record at the close of business October 30, 2003.

The Board of Directors of the Fund has authorized the Fund to issue, to shareholders of record October 14, 2003, non-transferable rights to acquire additional shares of the Fund's common stock (the "Rights"). Shareholders received one Right for each whole share of common stock held as of October 14, 2003, rounded up to the nearest number of Rights evenly divisible by six. The Rights allow shareholders to subscribe for one share of the Fund's common stock for each six Rights held. The subscription price of the Rights will be the lesser of (a) 95% of the net asset value per share of the Fund's common stock on November 20, 2003, or (b) 95% of the average of the volume-weighted average sales prices of a share of the Fund's Common Stock on the American Stock Exchange on the November 20, 2003 and the four preceding trading days.

Rights may be exercised at any time prior to 5:00 p.m., Eastern time, on November 19, 2003, unless extended by the Fund.

4.  Portfolio Activity

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $73,545,877 and $71,199,299, respectively, for the year ended September 30, 2003.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

5.  Distributions to Shareholders

Income and Capital Gain Distributions are determined in accordance with federal income tax regulations, which may differ from those reported for financial reporting purposes.

The tax character of distributions paid during the years ended September 30, 2003 and 2002 were as follows:

         Ordinary Income                          $3,143,201       $4,547,101
         Long-Term Capital Gain                           --               --
                                                  ----------       ----------
                                                   3,143,201        4,547,101
                                                  ==========       ==========

At September 30, 2003 the components of net assets (excluding paid-in capital) on a tax basis were as follows:

         Undistributed ordinary income                   $ 1,001,377
         Tax basis capital loss carryforward              (7,719,727)
         Post October loss deferral                         (439,255)
         Unrealized (appreciation)                         1,417,722
                                                         -----------
                                                          (5,739,883)
                                                         ===========

The capital loss carryforward represents tax basis capital losses which may be carried over to offset future realized capital gains. On September 30, 2003 the Fund had a net capital loss carry forward of $7,719,727, of which $1,057,592 expires in 2009, $1,029,388 expires in 2010, and $5,632,747 expires in 2011. To the extent that the carryforward is used, no capital gains distributions will be made. The Fund has elected to defer realized capital losses of $439,254 arising after October 31, 2002. Such losses are treated for tax purposes as arising on October 1, 2003.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Report of Independent Accountants

To the Shareholders and Board of Directors of Ellsworth Convertible Growth and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets, and the financial highlights, present fairly, in all material respects, the financial position of Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") at September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


New York, New York
October 20, 2003

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Miscellaneous Notes

Automatic Dividend Investment and Cash Payment Plan

The Fund has an Automatic Dividend Investment and Cash Payment Plan (the "Plan"). Any shareholder may elect to join the Plan by sending an application to American Stock Transfer & Trust Company, P.O. Box 922, Church Street Station, NY 10269-0560 (the "Plan Agent"). You may also obtain additional information about the Plan by calling the Plan Agent toll free at (800) 937-5449. If your shares are held by a broker or other nominee, you should instruct the nominee to join the Plan on your behalf. Some brokers may require that your shares be taken out of the broker's "street name" and re-registered in your own name. Shareholders should also contact their broker to determine whether shares acquired through participation in the Plan can be transferred to another broker, and thereafter, whether the shareholder can continue to participate in the Plan.

Under the Plan, all dividends and distributions are automatically invested in additional Fund shares. Depending on the circumstances, shares may either be issued by the Fund or acquired through open market purchases at the current market price or net asset value, whichever is lower (but not less than 95% of market price). When the market price is lower, the Plan Agent will combine your dividends with those of other Plan participants and purchase shares in the market, thereby taking advantage of the lower commissions on larger purchases. There is no other charge for this service.

All dividends and distributions made by the Fund (including capital gain dividends and dividends designated as qualified dividend income, which are eligible for taxation at lower rates) remain taxable to Plan participants, regardless of whether such dividends and distributions are reinvested in additional shares of the Fund through open market purchases or through the issuance of new shares. Plan participants will be treated as receiving the cash used to purchase shares on the open market and, in the case of any dividend or distribution made in the form of newly issued shares, will be treated as receiving an amount equal to the fair market value of such shares as of the reinvestment date. Accordingly, a shareholder may incur a tax liability even though such shareholder has not received a cash distribution with which to pay the tax.

Plan participants may also voluntarily send cash payments of $100 to $10,000 per month to the Plan Agent, to be combined with other Plan monies, for purchase of additional Fund shares in the open market. You pay only a bank service charge of $1.25 per transaction, plus your proportionate share of the brokerage commission. All shares and fractional shares purchased will be held by the Plan Agent in your dividend reinvestment account. You may deposit with the Plan Agent any Ellsworth stock certificates you hold, for a one-time fee of $7.50.

At any time, a Plan participant may instruct the Plan Agent to liquidate all or any portion of such Plan participant's account. To do so, a Plan participant must deliver written notice to the Plan Agent prior to the record date of any dividend or distribution requesting either liquidation or a stock certificate. The Plan Agent will combine all liquidation requests it receives from Plan participants on a particular day and will then sell shares of the Fund that are subject to liquidation requests in the open market. The amount of proceeds a Plan participant will receive shall be determined by the average sales price per share, after deducting brokerage commissions, of all shares sold by the Plan Agent for all Plan participants who have given the Plan Agent liquidation requests.

The Plan Agent or the Fund may terminate the Plan for any reason at any time by sending written notice addressed to Plan participant's address as shown on the Plan Agent's records. Following the date of termination, the Plan Agent shall send the Plan participant either the proceeds of liquidation, or a stock certificate or certificates for the full shares held by Plan Agent in Plan participant's account and a check for the value of any fractional interest in Plan participant's account based on the market price of the Fund's Common Stock on that date.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

Notice of Privacy Policy

The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Ellsworth shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our stockholders or former stockholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------

Visit us on the Internet at www.ellsworthfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund's adviser. In addition you can email us at info@ellsworthfund.com.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.

--------------------------------------------------------------------------------

The Fund's Proxy Voting Guidelines (the "Guidelines") are available without charge, by calling the Fund collect at (973) 631-1177. The Guidelines are also posted on the Fund's website at http://www.ellsworthfund.com and are available on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future, purchase shares of its own Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

--------------------------------------------------------------------------------

A Statement of Additional Information, dated October 16, 2003, which pertains to an offering of the Fund's Common Stock issuable upon exercise of rights that were issued to existing shareholders of the Fund on October 14, 2003, contains additional information about the Fund and Directors, and is available, without charge, by calling the Fund collect at (973) 631-1177.

--------------------------------------------------------------------------------

Internet                                Shareholder Services and Transfer Agent

www.ellsworthfund.com                   American Stock Transfer & Trust Company

email: info@ellsworthfund.com           59 Maiden Lane

                                        New York, NY 10038

Investment Adviser                      (800) 937-5449

Davis-Dinsmore Management Company       www.amstock.com

65 Madison Avenue, Suite 550

Morristown, NJ 07960-7308               Common Stock Listing

(973) 631-1177                          American Stock Exchange Symbol: ECF

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

                                    Directors

The business address of each director is 65 Madison Avenue, Suite 550, Morristown, NJ 07960-7308. Each director is also a director of Bancroft Convertible Fund, Inc. (Bancroft) (a closed-end management investment company). Davis-Dinsmore Management Company (Davis-Dinsmore) is the Fund's investment adviser and is also the investment adviser to Bancroft. Because of this connection, the Fund and Bancroft make up a Fund Complex. Therefore, each director oversees two investment companies in the Fund Complex.

------------------------------------------------------------------------------------------------------------------------
                                     Term of Office
                                     and Length of         Principal Occupation(s) During        Other Directorship(s)
Name and Age                          Time Served                   Past 5 Years                   Held by Director
------------------------------------------------------------------------------------------------------------------------
Independent Directors
   Gordon F. Ahalt, 75              Term as Director   Retired. Prior to 2001,                  CalDive International,
                                     expires 2004.     President of G.F.A. Inc. (petroleum          and The Houston
                                     Director since    industry consulting company). Prior to     Exploration Company
                                          1986.        1999, Consultant with W.H. Reaves &
                                                       Co. (asset management company).

   William A. Benton, 70            Term as Director   Retired. Prior to 2001, Partner of BE             None
                                     expires 2004.     Partners (small options market maker).
                                     Director since    Prior to 2000, Limited Partner of
                                          1986.        Gavin, Benton & Co. (NYSE specialist).

   Elizabeth C. Bogan, Ph.D., 59    Term as Director   Senior Lecturer in Economics at                   None
                                     expires 2004.     Princeton University.
                                     Director since
                                          1986.

   Donald M. Halsted, Jr., 76       Term as Director   Retired Business Executive.                       None
                                     expires 2005.
                                     Director since
                                          1986.

   George R. Lieberman, 81          Term as Director   Retired Advertising Executive.                    None
                                     expires 2006.
                                     Director since
                                          1990.

   Duncan O. McKee, 72              Term as Director   Retired Attorney.                                 None
                                     expires 2005.
                                     Director since
                                          1996.

   Nicolas W. Platt, 50             Term as Director   Since January 2003, President of                  None
                                     expires 2004.     CNC-US (an international consulting
                                     Director since    company). Prior to January 2003,
                                          1997.        Senior Partner of Platt & Rickenbach
                                                       (public relations firm). Prior to May
                                                       2001, with WPP Group, UK, as Exec.
                                                       Vice Pres. of Ogilvy Public Relations
                                                       Worldwide and Managing Director of
                                                       the Corporate Financial Practice at
                                                       Burson-Marsteller (public relations
                                                       firm).

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

------------------------------------------------------------------------------------------------------------------------
                                     Term of Office
                                     and Length of         Principal Occupation(s) During        Other Directorship(s)
Name and Age                          Time Served                   Past 5 Years                   Held by Director
------------------------------------------------------------------------------------------------------------------------
Interested Directors
   Thomas H. Dinsmore, 50 (1,2)     Term as Director   Chairman and Chief Executive Officer              None
                                     expires 2005.     of the Fund, Bancroft and
                                     Director since    Davis-Dinsmore.
                                          1986.

   Jane D. O'Keeffe, 48 (1,2)       Term as Director   President of the Fund, Bancroft and               None
                                     expires 2005.     Davis-Dinsmore.
                                     Director since
                                          1995.

                                    Officers

The business address of each officer is 65 Madison Avenue, Suite 550, Morristown, NJ 07960-7308. Officers are elected and serve at the pleasure of the Board of Directors. Each officer holds office until the annual meeting to be held in 2004, and thereafter until his or her respective successor is duly elected and qualified.

------------------------------------------------------------------------------------------------------------------------
                                                                                         Principal Occupation(s)
Name and Age                       Positions with the Fund        Officer Since          During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------
   Thomas H. Dinsmore, 50 (1,2)    Director, Chairman and             1986            Chairman and Chief Executive
                                   Chief Executive Officer                            Officer of the Fund, Bancroft
                                                                                      and Davis-Dinsmore

   Jane D. O'Keeffe, 48 (1,2)      Director and President             1994            President of the Fund,
                                                                                      Bancroft and Davis-Dinsmore

   H. Tucker Lake, Jr., 56 (2)     Vice President                     1994            Since 2002, Vice President,
                                                                                      and prior thereto Vice
                                                                                      President, Trading, of the
                                                                                      Fund, Bancroft and
                                                                                      Davis-Dinsmore

   Gary I. Levine, 46 (3,4)        Vice President,                    1993            Since 2002, Vice President,
                                   Treasurer and Chief                                Treasurer and Chief Financial
                                   Financial Officer                                  Officer, and prior thereto,
                                                                                      Treasurer and Assistant
                                                                                      Secretary of the Fund,
                                                                                      Bancroft and Davis-Dinsmore

   Germaine Ortiz, 33              Vice President                     1996            Since 1999, Vice President,
                                                                                      and prior thereto, Assistant
                                                                                      Vice President of the Fund,
                                                                                      Bancroft and Davis-Dinsmore

   Sigmund Levine, 79 (3,5)        Secretary                          1986            Senior Vice President and
                                                                                      Secretary of the Fund,
                                                                                      Bancroft and Davis-Dinsmore

1 Mr. Dinsmore and Ms. O'Keeffe are considered interested persons because they are officers and directors of Davis-Dinsmore. They are brother and sister.
2    H. Tucker Lake, Jr. is the cousin of Thomas H. Dinsmore and
     Jane D. O'Keeffe.
3    Sigmund Levine is the father of Gary I. Levine.
4    Gary I. Levine was elected Secretary of the Fund as of November 17, 2003.
5    Sigmund Levine retired as Secretary of the Fund as of November 17, 2003.

               ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                              www.ellsworthfund.com

                                      [LOGO]


                          [LOGO] Printed on recycled paper

ITEM 2. CODE OF ETHICS.

Effective May 15, 2003, the Board of Directors of the Fund has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. See attached Exhibit EX-99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Fund has determined that no member of the Board serving on the Audit Committee meets the SEC definition of "audit committee financial expert." The Fund's Audit Committee consists of four directors who are not "interested persons" of the Fund within the meaning of the Investment Company Act of 1940, as amended. These directors are also "independent" from the Funds within the meaning of Section 10A of the Securities Exchange Act of 1934, as amended. Members of the Audit Committee have diverse backgrounds in manufacturing, finance, advertising and education, and the Board believes that such members are fully qualified to monitor the internal accounting operations and the independent auditors of the Fund, and to monitor the disclosures of the Fund contained in the Fund's financial statements. In addition, the Audit Committee has the ability on its own to retain independent accountants or other consultants whenever it deems appropriate. The Fund's Board believes that all of the foregoing is equivalent to having an audit committee financial expert on the Audit Committee.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Fund has a designated Audit Committee in accordance with
Section 3(a)(58)(A) of the Exchange Act:

WILLIAM A. BENTON

ELIZABETH C. BOGAN, PH.D.

DONALD M. HALSTED, JR.

GEORGE R. LIEBERMAN

(b) Not applicable.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                         Bancroft Convertible Fund, Inc.
               Ellsworth Convertible Growth and Income Fund, Inc.
                        Davis-Dinsmore Management Company
                             Proxy Voting Guidelines

                            (Adopted April 14, 2003)

These proxy voting guidelines have been adopted by the Boards of Directors of Bancroft Convertible Fund, Inc. and Ellsworth Convertible Growth and Income Fund, Inc. (collectively, the "Funds"), as well as by the Board of Directors of Davis-Dinsmore Management Company ("Davis-Dinsmore").

The Boards of Directors of the Funds have delegated to Davis-Dinsmore responsibility for voting proxies received by the Funds in their capacities as shareholders of various companies. The Boards recognize that, due to the nature of the Funds' investments, the Funds do not frequently receive proxies.

Davis-Dinsmore exercises its voting responsibility with the overall goal of maximizing the value of the Funds' investments. The portfolio managers at Davis-Dinsmore oversee the voting policies and decisions for the Funds.
In evaluating voting issues, the portfolio managers may consider information from many sources, including management of a company presenting a proposal, shareholder groups, research analysts, and independent proxy research services.

Set forth below are the proxy voting guidelines:

A.   Matters Related to the Board of Directors

     1. The Funds generally will support the election of nominees recommended by management for election as directors. In determining whether to support a particular nominee, Davis-Dinsmore will consider whether the election of that nominee will cause a company to have less than a majority of independent directors.

     2. The Funds generally will support proposals to de-classify boards of directors if fewer than 66 2/3% of the directors are independent, and will generally vote against proposals to classify boards of directors.

     3. The Funds generally will withhold a vote in favor of a director who has served on a committee which has approved excessive compensation arrangements or proposed equity-based compensation plans that unduly dilute the ownership interests of stockholders.

B.   Matters Related to Independent Auditors

     1. The Funds generally will vote in favor of independent accountants approved by the company. Prior to such vote, however, Davis-Dinsmore will take into consideration whether non-audit fees make up more than 50 to 75% of the total fees paid by the company to the independent auditors, and the nature of the non-audit services provided.

C.   Corporate Governance Matters

     1. As a general rule, the Funds will vote against proposals recommended by management of a company that are being made primarily to implement anti-takeover measures, and will vote in favor of proposals to eliminate policies that are primarily intended to act as anti-takeover measures.

     2. Subject to the other provisions of these guidelines, including without limitation provision C.1. above, the Funds generally will vote in accordance with management's recommendations regarding routine matters, including the following:

          a.   Fixing number of directors;

          b.   Stock splits; and

          c.   Change of state of incorporation for specific corporate purposes.

D.   Matters Related to Equity-Based Compensation Plans

     1. The Fund generally will vote in favor of broad-based stock option plans for executives, employees or directors which would not increase the aggregate number of shares of stock available for grant under all currently active plans to over 10% of the total number of shares outstanding.

     2. The Funds generally will vote in favor of employee stock purchase plans and employee stock ownership plans permitting purchase of company stock at 85% or more of fair market value.

E.   Contested Matters

     1. Contested situations will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.

F.   Miscellaneous Matters

     1. The Funds may in their discretion abstain from voting shares that have been recently sold.

     2. The Funds generally will abstain from voting on issues relating to social and/or political responsibility.

     3. Proposals that are not covered by the above-stated guidelines will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.


G.   Material Conflicts of Interest

     1. Conflicts of interest may arise from time to time between Davis-Dinsmore and the Funds. Examples of conflicts of interests include:

          a. Davis-Dinsmore may manage a pension plan, administer employee benefit plans, or provide services to a company whose management is soliciting proxies;

          b. Davis-Dinsmore or its officers or directors may have a business or personal relationship with corporate directors, candidates for directorships, or participants in proxy contests;

          c. Davis-Dinsmore may hold a position in a security contrary to shareholder interests.

     2. If a conflict of interest arises with respect to a proxy voting matter, the portfolio manager will promptly notify the Funds' Audit Committee and counsel for independent directors and the proxies will be voted in accordance with direction received from the Audit Committee.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9. CONTROLS AND PROCEDURES

Conclusions of principal officers concerning controls and procedures

(a) As of November 21, 2003, an evaluation was performed under the supervision and with the participation of the officers of Ellsworth Convertible Growth and Income Fund, Inc. (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of November 21, 2003, the Company's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Company is made known to the PEO and PFO.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS

(a) (1) Code of Ethics

     A code of ethics, effective May 15, 2003, that applies to the Fund's principal executive officer and principal financial officer is attached hereto.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.906CERT.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Convertible Growth and Income Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board
    (Principal Executive Officer)

Date: December 18, 2003

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board
    (Principal Executive Officer)

Date: December 18, 2003

By: /s/Gary I. Levine
    Gary I. Levine
    Vice President and Treasurer
    (Principal Financial Officer)

Date: December 18, 2003